Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 35,924,826	¥ 34,220,991
Short-term and long-term debt	¥ 38,792,879	¥ 36,561,780